COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Thousands, $ in Thousands		6 Months Ended
	Apr. 14, 2019 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees		$ 33,061		$ 37,236
Income from OCS grants		208	$ 314
Damages sought by plaintiff		$ 75,000
Plaintiff's payment decided by court | ₪	₪ 40,000